Reconciliation for Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 25, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value reconciliation, Beginning Balance	$ (2,587)	$ (2,587)
Amount transferred to stockholders' equity	(6,600)	6,600	(2,587)
Issuance			(1,562)
Total losses included in earnings	(4,013)		(1,025)
Fair value reconciliation, Ending Balance	(6,600)	6,600	(2,587)
Amount of losses included in earnings attributable to the change in unrealized losses related to liabilities still held at the reporting date